                                              Registration Statement No. 2-76639
                                                                        811-3428

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 27

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 27

                              HIGH YIELD BOND TRUST
                           --------------------------
                           (Exact name of Registrant)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
                  ---------------------------------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (860) 277-0111
                                                           --------------
                                ERNEST J. WRIGHT
                       Secretary to the Board of Trustees
                              High Yield Bond Trust
                                One Tower Square
                           Hartford, Connecticut 06183
                           ---------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: ______________

It is proposed that this filing will become effective (check appropriate box):

__X____    immediately upon filing pursuant to paragraph (b).
_______    _______ pursuant to paragraph (b).
_______    60 days after filing pursuant to paragraph (a)(1).
_______    on ______ pursuant to paragraph (a)(1)
_______    75 days after filing pursuant to paragraph (a)(2).
_______    on ______, 1999 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

_______   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

'

The sole purpose of this Registration Statement is to incorporate by reference Post-Effective Amendment No. 26 to the Registration Statement and
Post-Effective Amendment No. 25 to the Registraion Statement into this Registration Statement.

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits
         --------
(a)            Declaration of Trust.  (Incorporated herein by reference to
               Exhibit 1 to Post-Effective Amendment No. 21 to the Registration
               Statement on Form N-1A filed on April 11, 1996.)

(b) By-Laws of High Yield Bond Trust. (Incorporated herein by reference to Exhibit 2 to Post-Effective Amendment No. 21 to the
               Registration Statement on Form N-1A filed on April 11, 1996.)

(d)            Investment Advisory Agreement between the Registrant and
               Travelers Asset Management International Corporation.
               (Incorporated herein by reference to Exhibit 5 to Post-Effective
               Amendment No. 21 to the Registration Statement on Form N-1A filed on April 11, 1996.)

(g)(1)         Form of Custody Agreement between the Registrant and PNC Bank,
               N.A., of Lester, PA. (Incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 27 to the
               Registration Statement on Form N-1, File No. 2-76640, filed
               April 22, 1998.)

(g)(2)         Form of Subcustody Agreement between Morgan Stanley Trust
               Company and Subcustodian. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 27 to the
               Registration Statement on Form N-1, File No. 2-76640, filed
               April 22, 1998.)

(h)(1)         Administrative Services Agreement between the Registrant and The
               Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 22 to the
               Registration Statement on Form N-1A filed February 20, 1997.

(h)(2)         Form of Transfer Agency and Registrar Agreement between the
               Trust and First Data Investor Services Group, Inc.
               (Incorporated herein by reference to Exhibit 9(b) to Post-Effective Amendment No. 27 to the Registration Statement on
               Form N-1, File No. 2-76640, filed April 22, 1998.)

(i) An opinion and consent of counsel as to the legality of the securities registered by the Registrant. (Incorporated herein by reference to the Registrant's most recent Rule 24f-2 Notice filing on March 24, 1998.)

(j)(1)         Consent of PricewaterhouseCoopers LLP, Independent
               Accountants. To be filed by amendment.

(j)(2)         Consent of KPMG LLP, Independent Certified Public
               Accountants.  To be filed by amendment

(j)(3)         Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
               McGah as signatories for Heath B. McLendon, Knight Edwards,
               Robert E. McGill III, Lewis Mandell, Frances M. Hawk and Ian R.
               Stuart. (Incorporated herein by reference to Exhibit 11(B) to Post-Effective Amendment No. 21 to the Registration Statement on
               Form N-1A filed on April 11, 1996.)

(j)(4)         Power of Attorney authorizing Ernest J. Wright or Kathleen A.
               McGah as signatory for Lewis E. Daidone. (Incorporated herein by reference to Exhibit 11(B) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A filed February 20,
               1997.

(n)            Financial Data Schedule.

Item 24.       Persons Controlled By or Under Common Control With the Registrant

                 Not Applicable.

Item 25.       Indemnification

Provisions for the indemnification of the Fund's Trustees and officers are contained in the Fund's Declaration of Trust which was filed with Post-Effective Amendment No. 21 to this Registration Statement as Exhibit 1 on April 11, 1996.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act') may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.       Business and Other Connections of Investment Adviser

Officers and Directors of Travelers Asset Management International Corporation (TAMIC), the Fund's Investment Adviser, are set forth in the following table:


Name                                     Position with TAMIC                                    Other Business
-----                                    -------------------                                    --------------
Marc P. Weill                            Director and Chairman                                  Senior Vice President **
                                                                                                  Chief Investment Officer
David A. Tyson                           Director, President and                                Senior Vice President *
                                            Chief Investment Officer
Joseph E. Rueli, Jr.                     Director, Senior Vice President                        Vice President*
                                            and Chief Financial Officer
F. Denney Voss                           Director and Senior Vice                               Senior Vice President*
                                            President
John R. Britt                            Director and Secretary                                 Assistant Secretary *
Glenn N. Marchak                         Senior Vice President
Joseph M. Mullally                       Senior Vice President                                  Vice President*
David Amaral                             Vice President                                         Assistant Director*
John R. Calcagni                         Vice President                                         Second Vice President*
Allen R. Cantrell                        Vice President
A. William Carnduff                      Vice President
Gene Collins                             Vice President                                         Vice President*
Angela Pellegrini Degis                  Vice President
Craig Farnsworth                         Vice President
Bruce E. Fox                             Vice President
Carl Franzetti                           Vice President
Kothandaraman Ganesh                     Vice President
John F. Gilsenan                         Vice President
Kimerly M. Polak Guerrero                Vice President
John F. Green                            Vice President                                         Second Vice President*
Thomas Hajdukiewicz                      Vice President                                         Vice President*
Edward Hinchliffe III                    Vice President and Cashier                             Second Vice President and Cashier*
Richard E. John                          Vice President                                         Vice President*
Kathryn D. Karlic                        Vice President                                         Vice President*
Kurt Lin                                 Vice President
David R. Martin                          Vice President
Paul A. Mataras                          Vice President
David R. Miller                          Vice President                                         Vice President*
Robert E. Mills                          Vice President
Emil J. Molinaro                         Vice President                                         Vice President*
John W. Petchler                         Vice President
Steven A. Rosen                          Vice President
Andrew Sanford                           Vice President                                         Investment Officer*
Eric L. Sappenfield                      Vice President
Charles H. Silverstein                   Vice President                                         Second Vice President*

Robert Simmons                          Vice President                              Assistant Investment Officer*
Jordan M. Stitzer                       Vice President                              Vice President*
Joel Strauch                            Vice President                              Vice President*
Teresa M. Torrey                        Vice President
Pamela D. Westmoreland                  Vice President
William M. Gardner                      Assistant Vice President
Jeremy C. Hughes                        Assistant Vice President
Matthew J. McInerny                     Assistant Vice President
Lisa A. Thomas                          Assistant Vice President
William H. White                        Treasurer                                   Vice President and Treasurer *
Charles B. Chamberlain                  Assistant Treasurer                         Assistant Treasurer *
George M. Quaggin, Jr.                  Assistant Treasurer                         Assistant Treasurer *
Marla A. Berman                         Assistant Secretary                         Assistant Secretary**
Andrew Feldman                          Assistant Secretary                         Senior Counsel*
Millie Kim                              Assistant Secretary                         Senior Counsel*
Patricia A. Uzzel                       Compliance Officer                          Assistant Director*
Frank J. Fazzina                        Controller                                  Director *




* Positions are held with The Travelers Insurance Company, One Tower Square, Hartford, Connecticut
** Positions held with Travelers Investment Group Inc., 388 Greenwich Street,
   New York, N.Y.

Item 27.  Principal Underwriter

Not Applicable.

Item 28.  Location of Accounts and Records

     (1)       Mutual Management Corp.
               388 Greenwich Street
               New York,  NY  10013

     (2)       PNC Bank, N. A.
               200 Stevens Drive
               Lester,  PA  19113

     (3)       Morgan Stanley Trust Company
               One Pierrepont Plaza
               Brooklyn,  NY  11201

     (4)       First Data Investor Services Group, Inc.
               53 State Street
               Boston, MA 02109

Item 29.  Management Services

            Not Applicable.

Item 30.  Undertakings

The undersigned Registrant hereby undertakes to provide to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund, High Yield Bond Trust, certifies that it meets all of the requirements for effectiveness of this post-effecctive amendment to this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, and state of Connecticut, on the 20th day of April 1999.

                              HIGH YIELD BOND TRUST

                                  (Registrant)

                                           By: *HEATH B. McLENDON
                                               -----------------------------
                                                Heath B. McLendon
                                                Chairman, Board of Trustees

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to this Registration Statement has been signed below by the following persons in the capacities indicated on the 20th day of April, 1999.

 *HEATH B. McLENDON                                     Chairman of the Board
 --------------------------------
  (Heath B. McLendon)

 *KNIGHT EDWARDS                                        Trustee
 --------------------------------
  (Knight Edwards)

 *ROBERT E. McGILL III                                  Trustee
 --------------------------------
  (Robert E. McGill III)

 *LEWIS MANDELL                                         Trustee
 --------------------------------
  (Lewis Mandell)

 *FRANCES M. HAWK                                       Trustee
 --------------------------------
  (Frances M. Hawk)

 *LEWIS E. DAIDONE                                      Treasurer
 --------------------------------
  (Lewis E. Daidone)

*By: /s/Ernest J. Wright, Attorney-in-Fact
      Secretary, Board of Trustees

                                  EXHIBIT INDEX

Exhibit
  No.            Description                                  Method of Filing
-------          --------------                               ----------------
                 NOT APPLICABLE